Leases (FY)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Leases

14. LEASES

LESSEE

The Company is the lessee under financing leases primarily for land. Right-of-use assets are long-term by nature. The following table summarizes the amounts recognized on the Consolidated Balance Sheets related to lease asset and liability balances as of the periods indicated (in thousands):

	Consolidated Balance Sheet Classification	December 31, 2023	December 31, 2022
Assets
Right-of-use assets – finance leases	Other non-current assets	$16,357	$15,819
Liabilities
Finance lease liabilities (noncurrent)	Long-term debt	$17,769	$16,361
Total finance lease liabilities		$17,769	$16,361

The following table summarizes supplemental balance sheet information related to leases as of the periods indicated:

Lease Term and Discount Rate	December 31, 2023	December 31, 2022
Weighted-average remaining lease term – finance leases	35 years	36 years
Weighted-average discount rate – finance leases	5.30%	5.650%

The following table summarizes the components of lease expense recognized in “Operating Costs and Expenses” on the accompanying Consolidated Statements of Operations for the years ended December 31, 2023, 2022 and 2021, respectively (in thousands):

	For the Year Ended December 31,
Components of Lease Cost	2023	2022	2021
Finance lease cost:
Amortization of right-of-use assets	$445	$542	$—
Interest on lease liabilities	933	782	—
Total lease cost	$1,378	$1,324	$—

Operating cash outflows from finance leases were $0.6 million, $0.3 million and $0.0 million for the years ended December 31, 2023, 2022 and 2021, respectively.

The following table shows the future lease payments under finance leases together with the present value of the net lease payments as of December 31, 2023 for 2024 through 2028 and thereafter (in thousands):

Finance Leases
2024	$891
2025	909
2026	927
2027	945
2028	965
Thereafter	39,958
Total	$44,595
Less: Imputed interest	(26,826)
Present value of lease payments	$17,769

LESSOR

The Company is the lessor under operating leases for land, office space and operating equipment. Lease receipts from such contracts are recognized as operating lease revenue on a straight-line basis over the lease term whereas contingent rentals are recognized when earned.

The following table presents lease revenue from operating leases in which the Company is the lessor for the periods indicated (in thousands):

	For the Year Ended December 31,
	2023	2022	2021
Total lease revenue	$1,537	$1,134	$1,439

The following table presents the underlying gross assets and accumulated depreciation of operating leases included in Property, plant and equipment, net for the periods indicated (in thousands):

	December 31, 2023	December 31, 2022
Property, Plant and Equipment, Net
Gross assets	$4,341	$4,334
Less: Accumulated depreciation	(1,222)	(1,060)
Net assets	$3,119	$3,274

The option to extend or terminate a lease is based on customary early termination provisions in the contract.

The following table shows the future minimum lease receipts through 2028 and thereafter (in thousands):

Operating Leases
2024	$544
2025	553
2026	554
2027	554
2028	354
Thereafter	891
Total	$3,450

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Leases

14. LEASES

LESSEE

The Company is the lessee under financing leases primarily for land. Right-of-use assets are long-term by nature. The following table summarizes the amounts recognized on the Consolidated Balance Sheets related to lease asset and liability balances as of the periods indicated (in thousands):

	Consolidated Balance Sheet Classification	December 31, 2023	December 31, 2022
Assets
Right-of-use assets – finance leases	Other non-current assets	$16,357	$15,819
Liabilities
Finance lease liabilities (noncurrent)	Long-term debt	$17,769	$16,361
Total finance lease liabilities		$17,769	$16,361

The following table summarizes supplemental balance sheet information related to leases as of the periods indicated:

Lease Term and Discount Rate	December 31, 2023	December 31, 2022
Weighted-average remaining lease term – finance leases	35 years	36 years
Weighted-average discount rate – finance leases	5.30%	5.650%

The following table summarizes the components of lease expense recognized in “Operating Costs and Expenses” on the accompanying Consolidated Statements of Operations for the years ended December 31, 2023, 2022 and 2021, respectively (in thousands):

	For the Year Ended December 31,
Components of Lease Cost	2023	2022	2021
Finance lease cost:
Amortization of right-of-use assets	$445	$542	$—
Interest on lease liabilities	933	782	—
Total lease cost	$1,378	$1,324	$—

Operating cash outflows from finance leases were $0.6 million, $0.3 million and $0.0 million for the years ended December 31, 2023, 2022 and 2021, respectively.

The following table shows the future lease payments under finance leases together with the present value of the net lease payments as of December 31, 2023 for 2024 through 2028 and thereafter (in thousands):

Finance Leases
2024	$891
2025	909
2026	927

Finance Leases
2027	945
2028	965
Thereafter	39,958
Total	$44,595
Less: Imputed interest	(26,826)
Present value of lease payments	$17,769

LESSOR

The Company is the lessor under operating leases for land, office space and operating equipment. Lease receipts from such contracts are recognized as operating lease revenue on a straight-line basis over the lease term whereas contingent rentals are recognized when earned.

The following table presents lease revenue from operating leases in which the Company is the lessor for the periods indicated (in thousands):

	For the Year Ended December 31,
	2023	2022	2021
Total lease revenue	$1,537	$1,134	$1,439

The following table presents the underlying gross assets and accumulated depreciation of operating leases included in Property, plant and equipment, net for the periods indicated (in thousands):

Property, Plant and Equipment, Net	December 31, 2023	December 31, 2022
Gross assets	$4,341	$4,334
Less: Accumulated depreciation	(1,222)	(1,060)
Net assets	$3,119	$3,274

The option to extend or terminate a lease is based on customary early termination provisions in the contract.

The following table shows the future minimum lease receipts through 2028 and thereafter (in thousands):

Operating Leases
2024	$544
2025	553
2026	554
2027	554
2028	354
Thereafter	891
Total	$3,450